Segmented and Geographic Information, and Major Customers (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cosalá Operations [Member]
Segmented and Geographic Information, and Major Customers (Details) [Line Items]
Customer revenues percentage	83.00%	90.00%
Galena Complex [Member]
Segmented and Geographic Information, and Major Customers (Details) [Line Items]
Customer revenues percentage	16.00%	9.00%